SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material.

Revenue Recognition

Revenue Recognition

Commodity futures, options on futures and forward contract transactions are recorded on trade date. Open contracts are reflected in unrealized profit (loss) on open contracts in the Statements of Financial Condition as the difference between the original contract value and the market value (for those commodity interests for which market quotations are readily available) or at fair value.  The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized, net under Trading profit (loss), net in the Statements of Operations.

Trading profit (loss), net includes brokerage commission costs on commodity contracts.

Foreign Currency Transactions

Foreign Currency Transactions

The Fund’s functional currency is the U.S. dollar; however, it may transact business in U.S. dollars and in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss), net in the Statements of Operations.

Equity in Commodity Trading Accounts

Equity in Commodity Trading Accounts

A portion of the assets maintained at MLPF&S and MLI is restricted cash required to meet maintenance margin requirements of the exchanges the Fund’s contracts are traded on and /or requirements greater than those of the exchanges as may be required by MLPF&S and MLI, in their sole discretion.

Operating Expenses and Selling Commissions

Operating Expenses and Selling Commissions

The Fund pays for all operating costs (including, but not limited to, ongoing offering costs, administration, custody, transfer, exchange and redemption processing, legal, regulatory filing, tax, audit, escrow, accounting and printing fees and other expenses) incurred by the Fund.

Class A Units, Class D Units and Class I Units are subject to upfront sales commissions paid to MLPF&S up to 2.5% of an investor’s gross subscription amount.  (Prior to February 1, 2017, Class A Units were subject to an upfront sales commissions which range from 1.0% to 2.5%.) Sales commissions are directly deducted from subscription amounts.

Class M Units are not subject to upfront sales commissions. Class C Units, Class DT Units and Class DS Units were not subject to upfront sales commissions.

Income Taxes

Income Taxes

Each investor is individually responsible for reporting income or loss based on such investor’s share of the Fund’s income and expenses as reported for income tax purposes.

The Fund follows the ASC guidance on accounting for uncertain tax positions. This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the Net Asset Value of the Fund, including reducing the Net Asset Value of the Fund to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Fund. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Fund. MLAI has analyzed the Fund’s tax positions and has concluded that a provision for income tax of $517,000, generated by trading in Spain, was required in the Fund’s financial statements as of December 31, 2016. Such amount was included in Other Liabilities on the Statement of Financial Condition as of December 31, 2016. Additionally, during the years ended December 31, 2017 and 2016 certain previous Spanish tax exposure was reversed, resulting in $517,000 and $647,420, respectfully, of other income on the 2017 and 2016 Statement of Operations. MLAI has concluded no provision for income tax is necessary as of December 31, 2017. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States — 2014.

Distributions

Distributions

Each investor is entitled to receive, equally per Unit, any distributions which may be made by the Fund.  No such distributions have been declared for the years ended December 31, 2017, 2016 and 2015.

Subscriptions

Subscriptions

The Fund generally offers Units for investment as of the 1st and 16th calendar day of each month (each a “Subscription Date”) at the Net Asset Value per Unit of their respective Classes, although MLAI may in its discretion, discontinue mid-month subscriptions at any time. Investors must submit their executed subscription agreement signature pages on or before the “Subscription/Redemption Notice Date,” which is eight business days prior to the 1st and 16th of every month.  Investors’ subscriptions will be used to purchase a number of Units, including fractional Units, with an aggregate Net Asset Value equal to the dollar amount invested.

Redemptions and Exchanges

Redemptions and Exchanges

Investors in the Fund generally may redeem any or all of their Units at Net Asset Value, in whole or fractional Units, effective as of (i) the 15th calendar day of each month and/or (ii) the last calendar day of each month (each a “Redemption Date”), upon submitting a redemption request by the Subscription/Redemption Notice Date, which is eight business days prior to the 1st and 16th of every month.  MLAI may eliminate investors’ mid-month redemption right at any time.  The Net Asset Value of redeemed Units is determined as of the Redemption Date.  Investors will remain exposed to fluctuations in Net Asset Value during the period between submission of their redemption request and the applicable Redemption Date.

Investors in the Fund may generally exchange their Units for those of any other FuturesAccess Fund as of any Subscription Date with prior written notice to the Fund by the Subscription/Redemption Notice Date and any applicable notice to the other FuturesAccess Fund. If only one of the FuturesAccess Funds has semi-monthly redemption dates, exchanges will only be permitted as of the beginning of each month. In all cases, exchanges are subject to FuturesAccess Fund availability, investor eligibility and any restrictions imposed by a FuturesAccess Fund or the terms of a securities account, either temporarily or on an ongoing basis. The minimum exchange amount is $10,000.